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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services, Inc.
                 ----------------------------------
   Address:      Three Radnor Corporate Center
                 ----------------------------------
                 Suite 450
                 ----------------------------------
                 Radnor, PA  19087-4546
                 ----------------------------------

Form 13F File Number: 28-11678
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610-995-8726
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Eric Drossner              Radnor, PA         5/2/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              32
                                        --------------------

Form 13F Information Table Value Total:      83,934,991
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF 3/31/2008


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
3M CO COM                     COMMON      88579Y101  1,619,726    20,464  X                                    12,445   0      8,019
A T & T INC (NEW)             COMMON      00206R102  1,991,753    52,004  X                                    34,792   0     17,212
ABBOTT LABS                   COMMON      002824100  2,952,566    53,537  X                                    32,781   0     20,756
AFLAC INC COM                 COMMON      001055102  3,543,347    54,555  X                                    32,936   0     21,619
AMERICAN EXPRESS CO           COMMON      025816109  2,471,623    56,533  X                                    33,674   0     22,859
AMERICAN INTL GROUP I         COMMON      026874107  3,660,289    84,631  X                                    49,879   0     34,752
AUTOMATIC DATA PROCES         COMMON      053015103  2,190,546    51,676  X                                    31,938   0     19,738
BANK AMER CORP COM            COMMON      060505104    261,124     6,888  X                                     6,888   0          0
BECTON DICKINSON & CO         COMMON      075887109  2,992,216    34,854  X                                    20,739   0     14,115
COCA COLA CO                  COMMON      191216100  2,270,736    37,305  X                                    23,534   0     13,771
COLGATE PALMOLIVE CO          COMMON      194162103  1,808,836    23,217  X                                    14,809   0      8,408
CVS CORP COM                  COMMON      126650100  2,051,059    50,631  X                                    30,854   0     19,777
DAIMLERCHRYSLER AG OR         COMMON      D1668R123    239,369     2,798  X                                     2,798   0          0
DISNEY WALT PRODTNS           COMMON      254687106  1,528,269    48,702  X                                    29,093   0     19,609
EXXON MOBIL CORP COM          COMMON      30231G102  3,035,897    35,894  X                                    27,146   0      8,748
GENERAL ELEC CO               COMMON      369604103  4,847,870   130,988  X                                    84,754   0     46,234
HEWLETT PACKARD CO CO         COMMON      428236103  1,723,836    37,754  X                                    22,710   0     15,044
INTEL CORP COM                COMMON      458140100  4,110,813   194,089  X                                   114,798   0     79,291
JOHNSON CTLS INC COM          COMMON      478366107  2,116,387    62,615  X                                    36,564   0     26,051
JOHNSON & JOHNSON             COMMON      478160104  4,183,817    64,495  X                                    37,861   0     26,634
LOWES COS INC COM             COMMON      548661107  1,582,332    68,977  X                                    42,302   0     26,675
MEDTRONIC INC COM             COMMON      585055106  3,993,379    82,559  X                                    49,147   0     33,412
MICROSOFT                     COMMON      594918104  3,736,543   131,661  X                                    80,988   0     50,673
NOVARTIS AG SPONSORED         COMMON      66987V109  3,604,338    70,356  X                                    40,779   0     29,577
PEPSICO INC                   COMMON      713448108  3,370,380    46,681  X                                    28,784   0     17,897
PROCTER & GAMBLE COMP         COMMON      742718109  3,980,216    56,803  X                                    35,563   0     21,240
PRUDENTIAL FINL INC C         COMMON      744320102  1,479,583    18,908  X                                    11,388   0      7,520
TARGET CORP COM               COMMON      87612E106  1,790,967    35,339  X                                    22,213   0     13,126
UNITED PARCEL SVC INC         COMMON      911312106  2,049,233    28,064  X                                    17,282   0     10,782
UNITED TECHNOLOGIES C         COMMON      913017109  3,256,838    47,324  X                                    28,384   0     18,940
WAL MART STORES INC           COMMON      931142103  2,027,155    38,481  X                                    23,357   0     15,124
WELLS FARGO & CO COM          COMMON      949746101  3,463,948   119,036  X                                    70,424   0     48,612

TOTAL                                               83,934,991 1,847,819                                    1,131,604   0  1,131,604


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